MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Realized Gain on Sale of Securities
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Publicly traded equity securities – available for sale	—	—	—	340,600	—

Total	$—	$—	$—	$340,600	$—